Subsequent Events - Additional Information (Detail) - USD ($)									12 Months Ended
	Mar. 14, 2025	Feb. 18, 2025	Jan. 25, 2025	Jan. 17, 2025	Jan. 16, 2025	Aug. 18, 2024	Aug. 18, 2023	Jan. 18, 2022	Dec. 31, 2024	Feb. 04, 2025	Jan. 18, 2024
Subsequent Event [Line Items]
Proceeds from issuance initial public offering						$ 30,000	$ 70,000	$ 191,647,500	$ 910,000
Amended And Restated Working Capital Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount											$ 2,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from issuance initial public offering	$ 30,000	$ 30,000			$ 30,000
Subsequent Event [Member] | Second Amended Merger Agreement [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity										$ 8,840,000
Subsequent Event [Member] | Amended And Restated Working Capital Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount				$ 3,000,000
DebtInstrument Payment Principal And Accrued Interest Outstanding				$ 1,491,000
Debt Instrument, Convertible, Conversion Price				$ 4
Subsequent Event [Member] | Convertable Promissory Note [Member] | Second Amended Merger Agreement [Member]
Subsequent Event [Line Items]
Notes Issued			$ 2,160,000
Debt Instrument, Maturity Date			Jul. 12, 2025
Subsequent Event [Member] | Convertable Promissory Note One [Member] | Second Amended Merger Agreement [Member]
Subsequent Event [Line Items]
Notes Issued			$ 4.5
Subsequent Event [Member] | Convertable Promissory Note Two [Member] | Second Amended Merger Agreement [Member]
Subsequent Event [Line Items]
Notes Issued			$ 2